SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS	9 Months Ended
Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

3. SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of these financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the financial position reporting date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Significant accounting estimates

a)	the inputs used in accounting for share-based payments.

Significant accounting judgments

a)	the recognition of deferred income tax valuation allowance;
b)	the evaluation of the Company’s ability to continue as a going concern; and